Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income ($) (in thousands)	Change in Book Value Per Share Plus Change in Accumulated Dividends(6) (%)

					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)

2024	11,537,955	27,602,616	4,527,793	7,400,905	132.31	214.39	1,834,985	19.4%
2023	23,647,253	30,097,370	4,901,470	5,976,242	103.56	160.50	3,620,127	59.3%
2022	10,130,622	10,086,031	3,373,344	3,575,079	96.58	144.67	(1,159,816)	(19.7)%
2021	8,908,774	8,210,429	2,963,222	2,784,054	87.91	126.01	(103,440)	(3.5)%
2020	9,573,736	5,911,812	3,429,817	2,394,301	85.30	105.39	993,058	16.0%

Company Selected Measure Name	Change in book value per share plus change in accumulated dividends
Named Executive Officers, Footnote	Kevin J. O’Donnell has served as our principal executive officer for the entirety of 2020, 2021, 2022, 2023 and 2024. Our other named executive officers for the applicable years were as follows:
–2024: Robert Qutub; Ross A. Curtis; David Marra; and Shannon L. Bender
–2023: Robert Qutub; Ross A. Curtis; David Marra; Shannon L. Bender; and Ian D. Branagan
–2022: Robert Qutub; Ross A. Curtis; Ian D. Branagan; and Sean Brosnan
–2021: Robert Qutub; Ross A. Curtis; Ian D. Branagan; and Sean Brosnan
	–2020: Robert Qutub; Ross A. Curtis; Ian D. Branagan; and Stephen H. Weinstein
Peer Group Issuers, Footnote	The TSR peer group consists of the S&P 1500 Property & Casualty Insurance Index, an independently prepared index that includes companies in the property and casualty insurance industry (and which is used for the Company’s stock performance chart in the annual
	report)
PEO Total Compensation Amount	$ 11,537,955	$ 23,647,253	$ 10,130,622	$ 8,908,774	$ 9,573,736
PEO Actually Paid Compensation Amount	$ 27,602,616	30,097,370	10,086,031	8,210,429	5,911,812
Adjustment To PEO Compensation, Footnote	To calculate the compensation actually paid (“CAP”), adjustments were made to the amounts reported in the “Summary Compensation
Table” for the applicable year. A reconciliation of the adjustments for Mr. O’Donnell and for the average of the other named executive officers is set forth following the footnotes to this table.
CAP Adjustments – Kevin J. O’Donnell

Year	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Plus Dollar Value of Dividends Paid During the Year on Stock Awards ($)(h)	Equals Compensation Actually Paid ($)

2024	11,537,955	(5,014,654)	6,843,195	12,076,407	—	2,073,532	—	86,181	27,602,616
2023	23,647,253	(17,014,841)	17,338,993	4,940,668	—	1,123,167	—	62,130	30,097,370
2022	10,130,622	(5,014,750)	6,350,040	740,992	—	(372,333)	(1,806,074)	57,534	10,086,031
2021	8,908,774	(4,674,712)	4,867,899	165,907	—	(19,819)	(1,208,330)	170,710	8,210,429
2020	9,573,736	(4,674,754)	4,549,106	(2,015,955)	—	(779,437)	(896,109)	155,225	5,911,812

Non-PEO NEO Average Total Compensation Amount	$ 4,527,793	4,901,470	3,373,344	2,963,222	3,429,817
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,400,905	5,976,242	3,575,079	2,784,054	2,394,301
Adjustment to Non-PEO NEO Compensation Footnote	CAP Adjustments – Other Non-PEO Named Executive Officers (Average)

Year	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Granted in Prior Fiscal Years ($)(d)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Plus Dollar Value of Dividends Paid During the Year on Stock Awards ($)(h)	Equals Compensation Actually Paid ($)

2024	4,527,793	(1,574,730)	2,148,938	1,840,926	—	440,045	—	17,933	7,400,905
2023	4,901,470	(2,308,267)	2,318,756	545,113	170,752	330,142	—	18,276	5,976,242
2022	3,373,344	(1,446,571)	1,831,753	208,920	—	(122,955)	(287,819)	18,407	3,575,079
2021	2,963,222	(1,267,789)	1,320,181	45,919	—	(10,064)	(302,207)	34,792	2,784,054
2020	3,429,817	(1,636,096)	1,418,051	(488,150)	174,070	(296,553)	(250,841)	44,003	2,394,301
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the CAP
Adjustments - Other Non-PEO Named Executive Officer table, amounts shown represent averages. See footnote 1 for a list of the named executive officers included in the average for each indicated fiscal year.
(b)Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the applicable named executive officer as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)Represents the aggregate value of dividends paid on outstanding and unvested stock awards.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Please see “Compensation Discussion and Analysis” for a further description of these metrics and how they are used in our executive compensation program.
•Change in book value per share plus change in accumulated dividends
•Adjusted Operating ROE
•Combined ratio
•Gross premiums written
•Underwriting expense ratio

Total Shareholder Return Amount	$ 132.31	103.56	96.58	87.91	85.30
Peer Group Total Shareholder Return Amount	214.39	160.50	144.67	126.01	105.39
Net Income (Loss)	$ 1,834,985,000	$ 3,620,127,000	$ (1,159,816,000)	$ (103,440,000)	$ 993,058,000
Company Selected Measure Amount	0.194	0.593	(0.197)	(0.035)	0.160
PEO Name	Kevin J. O’Donnell
Additional 402(v) Disclosure	Amounts reported in this column represent (i) the total compensation reported in the “Summary Compensation Table” for the applicable year in the case of Mr. O’Donnell and (ii) the average of the total compensation reported in the “Summary Compensation Table” for the applicable year for our other named executive officers for the applicable year.
	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
Change In Book Value Per Common Share Plus Change In Accumulated Dividends, Vesting, Percentage Of Performance Shares Using Key Metric	75.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Change in book value per share plus change in accumulated dividends
Non-GAAP Measure Description	As noted in “Compensation Discussion and Analysis,” the Governance and Human Capital Committee selected change in book value per common share plus change in accumulated dividends as a key metric for evaluating and rewarding management’s performance in the
2024 incentive program design. This measure is used to determine the vesting of 75% of the performance share awards, the most heavily weighted component of our executive compensation program.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating ROE
Measure:: 3
Pay vs Performance Disclosure
Name	Combined ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Gross premiums written
Measure:: 5
Pay vs Performance Disclosure
Name	Underwriting expense ratio
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,014,654)	$ (17,014,841)	$ (5,014,750)	$ (4,674,712)	$ (4,674,754)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,843,195	17,338,993	6,350,040	4,867,899	4,549,106
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,076,407	4,940,668	740,992	165,907	(2,015,955)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,073,532	1,123,167	(372,333)	(19,819)	(779,437)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(1,806,074)	(1,208,330)	(896,109)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,181	62,130	57,534	170,710	155,225
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,574,730)	(2,308,267)	(1,446,571)	(1,267,789)	(1,636,096)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,148,938	2,318,756	1,831,753	1,320,181	1,418,051
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,840,926	545,113	208,920	45,919	(488,150)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	170,752	0	0	174,070
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	440,045	330,142	(122,955)	(10,064)	(296,553)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(287,819)	(302,207)	(250,841)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 17,933	$ 18,276	$ 18,407	$ 34,792	$ 44,003